Schedule of Concentration Risk of Total Fleet Lease Rental Income (Detail) - Total Fleet Lease Rental Income - Customer Concentration Risk	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Customer A
Capital Leased Assets [Line Items]
Percentage of lease rental income	16.90%	15.00%	16.70%	14.10%
Customer B
Capital Leased Assets [Line Items]
Percentage of lease rental income	13.60%	13.00%	14.00%	13.40%